SHARE-BASED COMPENSATION (Details 4) $ / shares in Units, RUB in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2011 shares	Jan. 31, 2009 shares	Dec. 31, 2015 USD ($) $ / shares € / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 RUB shares	Dec. 31, 2014 € / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 RUB shares	Dec. 31, 2013 RUB	Dec. 31, 2015 RUB shares
Quantity
Share-based compensation expense recognized (in dollars or rubles)				$ 37.3	RUB 2,718		$ 37.3	RUB 1,210	RUB 754
Tax benefits related to share-based compensation expense recognized (in dollars or rubles)				0.6	41			RUB 20	RUB 9
Business unit equity awards
Quantity
Share-based compensation expense recognized (in dollars or rubles)				2.6	RUB 192
Ex-Plan
Quantity
Unamortized share-based compensation expense related to unvested options | $			$ 0.0	$ 0.0
Ex-Plan | Performance based options
Quantity
Outstanding unvested ex-plan shares options			0	0		0	0	0		0
Ex-Plan | Performance based options | Mediaselling
SHARE-BASED COMPENSATION
Number of shares used to satisfy company's obligation under Share-Based Awards		378,000
Quantity
Outstanding at the beginning of the period (in shares)				3,700	3,700
Exercised (in shares)				(1,700)	(1,700)
Outstanding at the end of the period (in shares)				2,000	2,000		3,700	3,700
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars or euros per share) | € / shares			$ 0.01
Exercised (in dollars or euros per share) | € / shares			0.01
Outstanding at the end of the period (in dollars or euros per share) | € / shares			$ 0.01			€ 0.01
Quantity
Remaining contractual life of options				3 years 4 months 13 days	3 years 4 months 13 days
Intrinsic value of outstanding options (in dollars or rubles) | RUB										RUB 2
Ex-Plan | RSUs | SPB
SHARE-BASED COMPENSATION
Number of share based awards outstanding (in shares)			13,013	13,013						13,013
Weighted average grant date fair value of outstanding share based awards (in dollars per share) | $ / shares			$ 0.20	$ 0.20
Quantity
Unamortized share-based compensation expense related to unvested options | $			$ 0.0	$ 0.0
Number of awards granted (in shares)	25,000
Average Remaining Contractual Life				5 years 11 months 19 days	5 years 11 months 19 days
Intrinsic value (in dollars or rubles) | RUB										RUB 15